Employee Benefits (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Current	$ 606,645	$ 395,848
Non-current	48,032,415	39,586,368
Total	$ 48,639,060	$ 39,982,216